CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 920	$ 1,381	$ 703
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,090	976	866
Deferred income taxes and investment tax credits	(43)	3	37
Equity earnings	324	(61)	243
Remeasurement of equity method investments		(277)
Fixed-price contracts and other derivatives	(26)	2	13
Other adjustments to reconcile net income to net cash provided by operating activities	34	(15)	(55)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	36	(32)	89
Net change in income taxes, net	(29)	269	12
Net change in inventories	(78)	(84)	(62)
Net change in regulatory balancing accounts	(291)	(150)	(155)
Net change in regulatory assets and liabilities	(6)	(2)	6
Net change in other current assets	180	295	310
Net change in accounts payable	3	60	79
Net change in other current liabilities	(445)	(580)	(179)
Net change in other working capital components	(630)	(224)	100
Distributions from RBS Sempra Commodities LLP, operating activities		53	198
Changes in other assets	219	34	54
Changes in other liabilities	130	(5)	(5)
Net cash provided by operating activities	2,018	1,867	2,154
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2,956)	(2,844)	(2,062)
Proceeds from sale of assets	74	2	303
Expenditures for investments and acquisition of businesses, net of cash acquired	(445)	(941)	(611)
Distributions from RBS Sempra Commodities LLP, investing activities		570	849
Distributions from other investments	207	64	371
Purchases of nuclear decommissioning and other trust assets	(738)	(755)	(371)
Proceeds from sales by nuclear decommissioning and other trusts	733	753	372
Decrease in restricted cash	196	653	195
Increase in restricted cash	(218)	(541)	(318)
Other cash flows from investing activities	(11)	(31)	(11)
Net cash used in investing activities	(3,158)	(3,070)	(1,283)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(550)	(440)	(364)
Preferred dividends paid by subsidiaries	(6)	(8)	(10)
Issuances of common stock	78	28	40
Repurchases of common stock	(16)	(18)	(502)
Redemption of subsidiary preferred stock		(80)
Issuances of debt (maturities greater than 90 days)	3,097	2,098	1,125
Payments on debt (maturities greater than 90 days)	(1,112)	(482)	(905)
Increase (decrease) in short-term debt, net	(47)	(498)	568
Distributions to noncontrolling interests	(61)	(16)	(24)
Purchase of noncontrolling interests	(7)	(43)
Other cash flows from financing activities	(21)	(7)	3
Net cash provided by (used in) financing activities	1,355	534	(69)
Effect of exchange rate changes on cash and cash equivalents	8	9
Increase (decrease) in cash and cash equivalents	223	(660)	802
Cash and cash equivalents, beginning of period	252	912	110
Cash and cash equivalents, end of period	475	252	912
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	458	440	415
Income tax payments, net of refunds	130	144	68
Acquisition Of Business [Abstract]
Assets acquired	29	2,833	303
Cash paid, net of cash acquired	(19)	(611)	(292)
Fair of equity method investments immediately prior to the acquisition		(882)
Fair value of noncontrolling interests		(279)
Additional consideration accrued		(32)
Liabilities Assumed	10	1,029	11
Increase in capital lease obligations for investments in property, plant and equipment	3		192
Accrued capital expenditures	357	368	341
U.S. Treasury grants receivable	213
Return of investment		180
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	150	120	96
Cancellation of debt		180
Conversion of debt to equity		30
San Diego Gas and Electric Company and Subsidiary [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	515	455	358
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	490	422	381
Deferred income taxes and investment tax credits	285	290	52
Fixed-price contracts and other derivatives	(12)	(13)	22
Other adjustments to reconcile net income to net cash provided by operating activities	(63)	(68)	(32)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	12	6
Net change in due to/from affiliates, net	29	6	(2)
Net change in income taxes, net	85	(111)	12
Net change in inventories		(11)	(10)
Net change in regulatory balancing accounts	(322)	(87)	(99)
Net change in other current assets	208	309	343
Net change in accounts payable	(42)	68	23
Net change in interest payable	5	6	10
Net change in other current liabilities	(419)	(430)	(340)
Net change in other working capital components	(444)	(244)	(63)
Changes in other assets	201	33	14
Changes in other liabilities	129	7	(3)
Net cash provided by operating activities	1,101	882	729
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,237)	(1,831)	(1,210)
Proceeds from sale of assets		1
Purchases of nuclear decommissioning trust assets	(732)	(748)	(362)
Proceeds from sales by nuclear decommissioning trusts	723	741	352
Decrease (increase) in notes receivable from unconsolidated affiliates, net			14
Decrease in restricted cash	92	520	152
Increase in restricted cash	(81)	(447)	(260)
Net cash used in investing activities	(1,235)	(1,764)	(1,314)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		200
Preferred dividends paid	(5)	(5)	(5)
Issuances of long-term debt	249	598	744
Payments on long-term debt	(10)	(10)	(10)
Contributions to noncontrolling interests		5
Distributions to noncontrolling interests	(40)		(24)
Other cash flows from financing activities	(2)	(4)	(6)
Net cash provided by (used in) financing activities	192	784	699
Increase (decrease) in cash and cash equivalents	58	(98)	114
Cash and cash equivalents, beginning of period	29	127	13
Cash and cash equivalents, end of period	87	29	127
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	162	131	120
Income tax payments, net of refunds	(242)	59	108
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment	3		188
Accrued capital expenditures	153	187	173
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Dividends declared but not paid	1	1	1
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	290	288	287
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	362	331	309
Deferred income taxes and investment tax credits	128	130	107
Other adjustments to reconcile net income to net cash provided by operating activities	(12)	(6)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	37	(57)	18
Net change in due to/from affiliates, net	51	(18)	11
Net change in income taxes, net	(83)	(12)	5
Net change in inventories	(1)	(46)	(12)
Net change in regulatory balancing accounts	31	(63)	(56)
Net change in other current assets	(6)	5	(2)
Net change in accounts payable	54	(7)	52
Net change in customer deposits	1	2	(13)
Net change in other current liabilities	(24)	(5)	29
Net change in other working capital components	60	(201)	32
Changes in other assets	14	19	(7)
Changes in other liabilities	4	(7)	8
Net cash provided by operating activities	846	554	736
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(639)	(683)	(503)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	(4)	49	(63)
Net cash used in investing activities	(643)	(634)	(566)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(250)	(50)	(100)
Preferred dividends paid	(1)	(1)	(1)
Issuances of long-term debt	348		299
Payments on long-term debt	(250)	(250)
Debt issuance costs	(3)
Net cash provided by (used in) financing activities	(156)	(301)	198
Increase (decrease) in cash and cash equivalents	47	(381)	368
Cash and cash equivalents, beginning of period	36	417	49
Cash and cash equivalents, end of period	83	36	417
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	62	65	54
Income tax payments, net of refunds	16	25	64
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment			4
Accrued capital expenditures	$ 115	$ 97	$ 103